Financial instruments - Summary of Maturities of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,365,187	$ 1,622,722
Financial liabilities	7,640,629	8,373,459
Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,903,375	6,359,905
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	894,797	1,107,162
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	319,045	424,152
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	244,946	198,517
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	113,101	130,724
Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	135,339	125,355
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,915	16,062
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,111	11,582
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	887,577	1,159,300
Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	363,885	341,881
Restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	73,155	58,122
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	40,570	63,419
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,283,449	1,569,448
Financial liabilities	6,531,881	5,749,118
Due within 1 year | Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,956,555	3,860,675
Due within 1 year | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	894,797	1,107,162
Due within 1 year | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	319,045	424,152
Due within 1 year | Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	171,734	167,642
Due within 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,641	37,210
Due within 1 year | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	131,083	124,633
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,915	16,062
Due within 1 year | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,111	11,582
Due within 1 year | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	887,577	1,159,300
Due within 1 year | Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	363,885	341,881
Due within 1 year | Restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,898	19,188
Due within 1 year | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	26,089	49,079
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	78,967	50,416
Financial liabilities	433,017	2,598,448
Due between 1 and 5 years | Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	281,475	2,499,230
Due between 1 and 5 years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73,212	30,875
Due between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	74,074	67,621
Due between 1 and 5 years | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,256	722
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due between 1 and 5 years | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due between 1 and 5 years | Restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	67,257	38,934
Due between 1 and 5 years | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,710	11,482
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,771	2,858
Financial liabilities	675,731	25,893
Due beyond 5 years | Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	665,345	0
Due beyond 5 years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,386	25,893
Due beyond 5 years | Liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Due beyond 5 years | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Trade receivables and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Due beyond 5 years | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,771	$ 2,858